Leases (Tables)	12 Months Ended
Aug. 31, 2020
Leases [Abstract]
Minimal rentals payable under operating leases
Minimal rentals payable under operating leases are as follows as at August 31, 2020:

No later than 1 year	$3,249
Later than 1 year and no later than 5 years	6,377
Later than 5 years	957
Total lease liabilities as at August 31, 2020	$10,583

Lease liabilities recognized in consolidated balance sheet
The difference between operating lease commitments disclosed applying IAS 17 as at August 31, 2019, discounted using the incremental borrowing rate of 2% at the date of the initial application of IFRS 16 as at September 1, 2019, and the lease liabilities recognized in the consolidated balance sheet as at that date is as follows:

Discounted operating lease commitments under IAS 17 as at August 31, 2019	$8,915
Discounted impact of renewal options that are reasonably certain to be exercised	1,928
Lease liabilities as at September 1, 2019 under IFRS 16	$10,843